Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(loss) for the year	$ 829,412	$ 653,174	$ (1,635,837)
Adjustment to reconcile (loss)/profit to net cash used in operating activities:
Deferred tax expense	11,507	28,241	135,640
Income tax expense	120,647	119,238	387,407
Depreciation and Amortisation expenses	1,250,354	926,484	696,224
Loss on deconsolidation of subsidiary		1,000	192,776
Fair value gain on remeasurement of warrant liability			(22,766)
Remeasurements of the net defined benefit plans	8,021	29,774	30,606
Expected credit loss on trade receivables	(12,493)	72,698	(120,544)
Finance cost	149,171	638,957	2,210,404
Sundry balances written off during the year		11,268
Liabilities no longer required written back	(14,011)	(1,635,651)	(360,878)
Finance income	(14,860)		(19,123)
Profit on termination of lease	(30,034)
Salary/Legal and professional fees (shares issued)		158,821
Notional rent on security deposit	4,310
Change in operating assets and liabilities:
Trade receivable	254,466	(1,945,143)	381,946
Other financial assets	(1,780,232)	63,121	102,242
Other assets	624,255	(564,469)	(730,555)
Trade payable	(1,708,400)	2,578,248	132,056
Other financial liabilities	371,096	(9,161)	(566,378)
Other current liabilities	2,285,101	3,267	255,511
Cash flow used in operating activities after working capital changes	2,348,310	1,129,867	1,068,731
Income tax (paid)/refund, net	(183,885)	(243,833)	84,604
Net cash used in operating activities	2,164,425	886,034	1,153,335
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets (including intangible assets under development)	(2,814,615)	(1,936,320)	(10,820,099)
Interest received			19,123
Advances for acquisition of network	(1,813,185)	(1,715,361)	(2,119,038)
Net cash used in investing activities	(4,627,800)	(3,651,681)	(12,920,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings from directors - Net		937,807
Repayment of 7% secured promissory notes			(1,000,000)
Proceeds from short term borrowings - preferred convertible security		1,004,705
Proceeds from short term borrowings - related party	(1,298,756)	31,214
Proceeds from long term borrowings - bank	(158,520)	1,004,026
Repayment of short-term borrowings - directors loans			518,125
Issue of promissory note - equity classification (net of repayment)	7,548,709
Proceeds on issuance of shares	854,218		12,509,169
Proceeds from financial institutions (net)	85,201	(10,862)	10,449
Interest, commission and other charges paid	(95,810)	(261,660)	(382,341)
Net cash provided by financing activities	6,935,042	2,705,230	11,655,402
Net increase (decrease) in cash and cash equivalents	4,471,667	(60,417)	(111,277)
CASH AND CASH EQUIVALENTS – beginning of period	246,377	311,810	8,758
Acquired in business combination			432,138
Adjustment for deconsolidation of subsidiary		(1,000)	(7,608)
Effects of exchange rate changes on cash and cash equivalents	(43,458)	(4,016)	(10,201)
CASH AND CASH EQUIVALENTS – end of period	4,674,586	246,377	311,810
Non-cash transactions:
Shares issued to the suppliers, directors and other for the services		162,695
Senior convertible notes		3,333,333
Convertible Promissory notes	51,385,500
Preferred convertible security		1,004,000
Transactions with Lytus Technologies Inc..	$ 3,817,490	$ 135,000